Balances Receivable from Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Related Party Transaction [Line Items]
Loans	₨ 26.5	$ 0.4	₨ 33.9
Other assets	1,716.4	22.8	1,784.9
Total	1,742.9	$ 23.2	1,818.8
Principal Owner
Related Party Transaction [Line Items]
Loans	0.0		0.0
Other assets	449.5		310.2
Total	449.5		310.2
Others
Related Party Transaction [Line Items]
Loans	26.5		33.9
Other assets	1,266.9		1,474.7
Total	₨ 1,293.4		₨ 1,508.6